INVESTMENT IN ASSOCIATE (Details) - CAD ($)		12 Months Ended
	Aug. 11, 2022	Mar. 31, 2023	Aug. 10, 2022
INVESTMENT IN ASSOCIATE
Cash flows period		5 years
Long term terminal growth rate		2.00%
Discount rate		27.50%
Impairment of investment in associate		$ 8,336,404
Field Trip Health and Wellness Ltd
INVESTMENT IN ASSOCIATE
Shares subscribed	19,615,000
Share price	$ 0.50		$ 0.50
Ownership interest (as a percent)	21.84%
Impairment of investment in associate		$ (8,336,404)